Offerings - Offering: 1	Aug. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value
Amount Registered | shares	17,429,897
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 174,298,970.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,070.69
Offering Note	(1) Represents the estimated maximum number of shares of the Registrant's Class A Common Stock to be issued in connection with the merger described in the Form S-4 to which this is an exhibit. The number is based on (i) the number of shares of all common stock of Strategic Storage Growth Trust III, Inc. ("SSGT III"), estimated to be outstanding at the time of the merger, and (ii) the exchange ratio of one share of the Registrant's Class A Common Stock for each share of SSGT III common stock.